Common Stock (Details) - Benson Hill, Inc	12 Months Ended
	Dec. 31, 2020 USD ($) director Vote shares	Jun. 30, 2021 shares	Dec. 31, 2019 shares
Common Stock
Common stock, number of votes per share | Vote	1
Number of directors entitled to elect by common stock holders | director	2
Number of additional directors entitled to elect by preferred stock and common stock holders | director	2
Dividends declared | $	$ 0
Redeemable convertible preferred stock	102,898,561	102,899,000	66,432,832
Shares authorized	128,467	128,467	82,798
Common Stock
Common Stock
Stock warrants	132,500
Preferred stock
Common Stock
Stock warrants	1,076,724
Stock Reserved for Future Issuance
Common Stock
Common stock shares issued and outstanding	5,897,791
Options granted and outstanding	7,099,490
Shares reserved for future issuances	116,412,121
Maximum number of unreserved shares available for issuance	6,157,097
Shares authorized	128,467,009
Stock options | Stock Reserved for Future Issuance
Common Stock
Options granted and outstanding	5,204,846
Series A Preferred Stock | Stock Reserved for Future Issuance
Common Stock
Redeemable convertible preferred stock	12,876,927
Series B Preferred Stock | Stock Reserved for Future Issuance
Common Stock
Redeemable convertible preferred stock	19,872,660
Series C Preferred Stock | Stock Reserved for Future Issuance
Common Stock
Redeemable convertible preferred stock	22,875,187
Series C-1 Preferred Stock | Stock Reserved for Future Issuance
Common Stock
Redeemable convertible preferred stock	8,861,519
Series D Preferred Stock | Stock Reserved for Future Issuance
Common Stock
Redeemable convertible preferred stock	38,412,268